Derivative financial instruments - Derivatives held for trading and risk management (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	£ 47,412,915	£ 42,625,605
Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	262,046	302,429
Derivative liabilities held for trading	(255,471)	(299,637)
Derivative financial assets held for hedging	245	264
Derivative liabilities held for risk management	(1,052)	(943)
Held for risk management
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	126,292	110,028
Held for risk management | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for hedging	245	264
Derivative liabilities held for risk management	(1,052)	(943)
Held for risk management | Fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for hedging	245	264
Derivative liabilities held for risk management	(1,052)	(943)
Held for risk management | Fair value | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for hedging	0	0
Derivative liabilities held for risk management	0	0
Held for risk management | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	126,292	110,028
Held for risk management | Derivatives | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	9,744	11,596
Held for risk management | Derivatives | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	116,548	98,432
Held for risk management | Cash flow hedges | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for hedging	155	116
Derivative liabilities held for risk management	(3)	0
Held for risk management | Cash flow hedges | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	65,049	46,318
Held for risk management | Derivatives designated as fair value hedges | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for hedging	53	123
Derivative liabilities held for risk management	(1,045)	(943)
Held for risk management | Derivatives designated as fair value hedges | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	58,820	62,919
Held for risk management | Derivatives designated as hedges of net investments | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for hedging	37	25
Derivative liabilities held for risk management	(4)	0
Held for risk management | Derivatives designated as hedges of net investments | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	2,423	791
Held for risk management | Foreign exchange derivatives | Cash flow hedges | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for hedging	155	67
Derivative liabilities held for risk management	0	0
Held for risk management | Foreign exchange derivatives | Cash flow hedges | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	1,000	1,000
Held for risk management | Foreign exchange derivatives | Derivatives designated as fair value hedges | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for hedging	0	0
Derivative liabilities held for risk management	0	0
Held for risk management | Foreign exchange derivatives | Derivatives designated as fair value hedges | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	0	0
Held for risk management | Foreign exchange derivatives | Derivatives designated as hedges of net investments | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for hedging	37	25
Derivative liabilities held for risk management	(4)	0
Held for risk management | Foreign exchange derivatives | Derivatives designated as hedges of net investments | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	2,423	791
Held for risk management | Interest rate derivatives | Cash flow hedges | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for hedging	0	49
Derivative liabilities held for risk management	(3)	0
Held for risk management | Interest rate derivatives | Cash flow hedges | Fair value | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for hedging	0	0
Derivative liabilities held for risk management	0	0
Held for risk management | Interest rate derivatives | Cash flow hedges | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	465	1,819
Held for risk management | Interest rate derivatives | Cash flow hedges | Derivatives | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	63,584	43,499
Held for risk management | Interest rate derivatives | Derivatives designated as fair value hedges | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for hedging	53	123
Derivative liabilities held for risk management	(1,045)	(943)
Held for risk management | Interest rate derivatives | Derivatives designated as fair value hedges | Fair value | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for hedging	0	0
Derivative liabilities held for risk management	0	0
Held for risk management | Interest rate derivatives | Derivatives designated as fair value hedges | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	5,856	7,986
Held for risk management | Interest rate derivatives | Derivatives designated as fair value hedges | Derivatives | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	52,964	54,933
Held for trading
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	47,286,623	42,515,577
Held for trading | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	262,046	302,429
Derivative liabilities held for trading	(255,471)	(299,637)
Held for trading | Fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	223,098	278,328
Derivative liabilities held for trading	(216,411)	(275,245)
Held for trading | Fair value | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	2,901	2,231
Derivative liabilities held for trading	(2,779)	(2,225)
Held for trading | Fair value | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	36,047	21,870
Derivative liabilities held for trading	(36,281)	(22,167)
Held for trading | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	47,286,623	42,515,577
Held for trading | Derivatives | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	20,818,738	19,617,360
Held for trading | Derivatives | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	19,630,934	18,871,894
Held for trading | Derivatives | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	6,836,951	4,026,323
Held for trading | Foreign exchange derivatives | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	76,236	84,856
Derivative liabilities held for trading	(74,225)	(84,250)
Held for trading | Foreign exchange derivatives | Fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	76,055	84,518
Derivative liabilities held for trading	(74,014)	(83,912)
Held for trading | Foreign exchange derivatives | Fair value | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	171	335
Derivative liabilities held for trading	(208)	(335)
Held for trading | Foreign exchange derivatives | Fair value | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	10	3
Derivative liabilities held for trading	(3)	(3)
Held for trading | Foreign exchange derivatives | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	5,819,803	5,556,612
Held for trading | Foreign exchange derivatives | Derivatives | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	5,700,055	5,463,632
Held for trading | Foreign exchange derivatives | Derivatives | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	99,664	78,946
Held for trading | Foreign exchange derivatives | Derivatives | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	20,084	14,034
Held for trading | Interest rate derivatives | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	126,147	172,580
Derivative liabilities held for trading	(114,767)	(162,378)
Held for trading | Interest rate derivatives | Fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	124,187	171,244
Derivative liabilities held for trading	(113,098)	(161,223)
Held for trading | Interest rate derivatives | Fair value | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,055	965
Derivative liabilities held for trading	(762)	(795)
Held for trading | Interest rate derivatives | Fair value | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	905	371
Derivative liabilities held for trading	(907)	(360)
Held for trading | Interest rate derivatives | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	38,295,647	34,853,475
Held for trading | Interest rate derivatives | Derivatives | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	14,229,139	13,551,506
Held for trading | Interest rate derivatives | Derivatives | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	18,865,670	18,330,003
Held for trading | Interest rate derivatives | Derivatives | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	5,200,838	2,971,966
Held for trading | Credit derivatives | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	5,682	4,605
Derivative liabilities held for trading	(6,561)	(5,004)
Held for trading | Credit derivatives | Fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	4,007	3,674
Derivative liabilities held for trading	(4,752)	(3,909)
Held for trading | Credit derivatives | Fair value | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,675	931
Derivative liabilities held for trading	(1,809)	(1,095)
Held for trading | Credit derivatives | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	1,272,104	847,845
Held for trading | Credit derivatives | Derivatives | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	606,504	384,900
Held for trading | Credit derivatives | Derivatives | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	665,600	462,945
Held for trading | Equity and stock index derivatives | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	51,694	38,968
Derivative liabilities held for trading	(57,614)	(46,612)
Held for trading | Equity and stock index derivatives | Fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	18,793	18,803
Derivative liabilities held for trading	(24,440)	(26,091)
Held for trading | Equity and stock index derivatives | Fair value | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	32,901	20,165
Derivative liabilities held for trading	(33,174)	(20,521)
Held for trading | Equity and stock index derivatives | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	1,747,448	1,140,192
Held for trading | Equity and stock index derivatives | Derivatives | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	278,370	213,078
Held for trading | Equity and stock index derivatives | Derivatives | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	1,469,078	927,114
Held for trading | Commodity derivatives | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	2,287	1,420
Derivative liabilities held for trading	(2,304)	(1,393)
Held for trading | Commodity derivatives | Fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	56	89
Derivative liabilities held for trading	(107)	(110)
Held for trading | Commodity derivatives | Fair value | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	2,231	1,331
Derivative liabilities held for trading	(2,197)	(1,283)
Held for trading | Commodity derivatives | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	151,621	117,453
Held for trading | Commodity derivatives | Derivatives | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	4,670	4,244
Held for trading | Commodity derivatives | Derivatives | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	£ 146,951	£ 113,209